Interim Condensed Consolidated Statements of Changes in Shareholders' Equity (Audited) - USD ($) $ in Thousands		Common Stock	Additional paid-in capital	Accumulated deficit	Total
Balance at Dec. 31, 2016			$ 8,024	$ (3,355)	$ 4,669
Balance, shares at Dec. 31, 2016	[1]	73,062,687
Issuance of ordinary shares and warrants			10,745		10,745
Issuance of ordinary shares and warrants, shares	[1]	21,027,690
Exercise of warrants			22,249		22,249
Exercise of warrants, shares	[1]	14,496,403
Exercise of options			641		641
Exercise of options, shares	[1]	865,509
Share-based payment			2,455		2,455
Share-based payment, shares	[1]	50,000
Net loss				(15,942)	(15,942)
Balance at Dec. 31, 2017			44,114	(19,297)	24,817
Balance, shares at Dec. 31, 2017	[1]	109,502,289
Issuance of ordinary shares and warrants			11,208		11,208
Issuance of ordinary shares and warrants, shares	[1]	21,963,411
Exercise of warrants			125		125
Exercise of warrants, shares	[1]	156,500
Exercise of options			34		34
Exercise of options, shares	[1]	60,000
Share-based payment			1,620		1,620
Share-based payment, shares	[1]	253,204
Net loss				(5,243)	(5,243)
Balance at Sep. 30, 2018			$ 57,102	$ (24,540)	$ 32,562
Balance, shares at Sep. 30, 2018	[1]	131,935,404

[1]	Represents the number of shares of the legal acquirer for all periods presented.